Document and Entity Information - USD ($)	12 Months Ended
	Jun. 30, 2018	Sep. 07, 2018	Dec. 31, 2017
Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2018
Entity Registrant Name	WVS FINANCIAL CORP
Entity Central Index Key	0000910679
Current Fiscal Year End Date	--06-30
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		1,967,513
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Public Float			$ 22,500,000